Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000237396 [Member]
Shareholder Report [Line Items]
Fund Name	Circle Reserve Fund
Class Name	Institutional Shares
Trading Symbol	USDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Circle Reserve Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7450.
Additional Information Phone Number	(800) 441‑7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 66,367,042,789
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 30,854,444
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$66,367,042,789
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$30,854,444
Current seven-day yields as of April 30, 2026 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.60%
7-Day Yield	3.60%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	70.8%
U.S. Treasury Obligations	28.8%
Other Assets Less Liabilities	0.4%